Operating Leases - Summary of Minimum Contractual Future Revenues (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2017	$ 184,944
2018	158,747
2019	104,597
2020	98,589
2021	98,847
2022 and thereafter	190,676
Total	$ 836,400